Financial risk management (Tables)	12 Months Ended
Jun. 30, 2022
Financial risk management
Schedule of forward foreign currency contracts outstanding at balance sheet date

	2022				2021
	Average	Foreign	Notional	Fair	Average	Foreign	Notional	Fair
	exchange	currency	value	value	exchange	currency	value	value
	rate	€’000	£’000	£’000	rate	€’000	£’000	£’000
Buy Euro	1.1675	(86,262)	(73,885)	234	1.1573	(34,576)	(29,875)	(78)

Schedule of exposure to material foreign currency risk

	2022		2021
	Euro	US Dollar	Euro	US Dollar
	£’000	£’000	£’000	£’000
Contract assets — accrued revenue	1,890	250	4,477	2,499
Trade receivables	28,832	15,575	44,855	10,274
Cash and cash equivalents	49,277	32,460	57,004	17,290
Derivative financial assets	—	2,458	—	—
Trade and other payables	(120,994)	(149)	(90,608)	(454)
Borrowings	—	(536,038)	—	(470,068)
Derivative financial liabilities	—	—	—	(5,121)
	(40,995)	(485,444)	15,728	(445,580)

Schedule of gross trade receivables analysed by due date and whether or not impaired

	2022	2021
	£’000	£’000
Neither past due nor impaired	64,434	58,579
Past due, not impaired	14,533	12,195
Not past due, impaired	110	549
Past due, impaired	12,130	4,422
Gross trade receivables	91,207	75,745

Schedule of movements on provision for impairment of trade receivables

	2022	2021
	£’000	£’000
Provision as of 1 July	4,971	13,150
Increase in provision recognized in profit or loss during the year	2,277	1,054
Unused amount reversed – cash received	(93)	(188)
Receivables written off during the year as uncollectible	(764)	(9,003)
Receivables offset against contract liabilities - deferred revenue	5,842	90
Foreign exchange gains/(losses) on retranslation recognized in profit or loss during the year	7	(132)
Provision as of 30 June	12,240	4,971

Schedule of contractual undiscounted cash flows including interest

	Less than 1	Between 1	Between 2
	year	and 2 years	and 5 years	Over 5 years
	£’000	£’000	£’000	£’000
Trade and other payables excluding social security and other taxes(1)	198,693	56,418	49,294	—
Borrowings	120,091	19,660	57,979	552,422
Lease liabilities	1,673	514	248	3,543
	320,457	76,592	107,521	555,965
Non-trading derivative financial instruments(2):
Cash inflow	(1,294)	(1,336)	(63)	—
At 30 June 2022	319,163	75,256	107,458	555,965

Trade and other payables excluding social security and other taxes(1)	160,375	41,794	27,908	—
Borrowings	77,203	16,646	45,142	489,983
Lease liabilities	1,488	493	487	3,642
	239,066	58,933	73,537	493,625
Non-trading derivative financial instruments(2):
Cash outflow	1,793	1,707	1,707	—
Cash inflow	(8)	—	—	—
At 30 June 2021	240,851	60,640	75,244	493,625
(1)	Social security and other taxes are excluded from trade and other payables balance, as this analysis is required only for financial instruments.
(2)	Non-trading derivatives are included at their fair value at the reporting date.

Schedule of net borrowings being hedged at balance sheet date

	2022	2021
	$’000	$’000
USD borrowings	650,000	650,000
Hedged USD cash	(37,000)	(23,700)
Net USD debt	613,000	626,300
Hedged future USD revenues	(22,800)	(61,453)
Unhedged USD borrowings(1)	590,200	564,847
Closing exchange rate	1.2151	1.3820

(1)    A further portion of the profit and loss exposure (within net finance income/costs) on unhedged USD borrowings is naturally offset by the fair value of foreign exchange based embedded derivatives in host Commercial revenue contracts.

Schedule of interest rate swaps at reporting date that are used to hedge borrowings

	2022	2021
Current hedged principal value of loan outstanding ($‘000)	150,000	150,000
Rate received	1 month $ LIBOR	1 month $ LIBOR
Rate paid	Fixed 2.032%	Fixed 2.032%
Expiry date	30 June 2024	30 June 2024

Schedule of movements on the hedging reserve

	Future US
	dollar	Interest		Total,		Total,
	revenues	rate swap	Other	before tax	Tax	after tax
	£’000	£’000	£’000	£’000	£’000	£’000
Balance at 1 July 2019	(27,337)	(2,298)	202	(29,433)	(6,111)	(35,544)
Exchange differences on hedged foreign exchange risks	(2,818)	—	353	(2,465)	—	(2,465)
Reclassified to profit or loss	12,214	—	(34)	12,180	—	12,180
Change in fair value	—	(6,838)	—	(6,838)	—	(6,838)
Tax relating to above	—	—	—	—	102	102
Movement recognized in other comprehensive income	9,396	(6,838)	319	2,877	102	2,979
Balance at 30 June 2020	(17,941)	(9,136)	521	(26,556)	(6,009)	(32,565)
Exchange differences on hedged foreign exchange risks	4,325	—	(2,490)	1,835	—	1,835
Reclassified to profit or loss	14,956	—	1,892	16,848	—	16,848
Change in fair value	—	4,015	—	4,015	—	4,015
Tax relating to above	—	—	—	—	(569)	(569)
Movement recognized in other comprehensive income	19,281	4,015	(598)	22,698	(569)	22,129
Balance at 30 June 2021	1,340	(5,121)	(77)	(3,858)	(6,578)	(10,436)
Exchange differences on hedged foreign exchange risks	(1,733)	—	300	(1,433)	—	(1,433)
Reclassified to profit or loss	(770)	—	(228)	(998)	—	(998)
Change in fair value	—	7,579	—	7,579	—	7,579
Tax relating to above	—	—	—	—	(1,287)	(1,287)
Movement recognized in other comprehensive income	(2,503)	7,579	72	5,148	(1,287)	3,861
Reclassified	—	—	7,525	7,525	—	7,525
Balance at 30 June 2022	(1,163)	2,458	7,520	8,815	(7,865)	950